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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01424

AIM Equity Funds (Invesco Equity Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris    11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 04/30/18

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	April 30, 2018

Invesco Charter Fund
Nasdaq:
A: CHTRX ∎ C: CHTCX ∎ R: CHRRX ∎ S: CHRSX ∎ Y: CHTYX ∎ R5: CHTVX ∎ R6: CHFTX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/17 to 4/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.96%
Class C Shares	1.62
Class R Shares	1.89
Class S Shares	2.07
Class Y Shares	2.11
Class R5 Shares	2.17
Class R6 Shares	2.20
S&P 500 Index▼ (Broad Market Index)	3.82
Russell 1000 Index▼ (Style-Specific Index)	3.83
Lipper Large-Cap Core Funds Index∎ (Peer Group Index)	3.40
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Charter Fund

Average Annual Total Returns
As of 4/30/18, including maximum applicable sales charges

Class A Shares
Inception (11/26/68)	10.42%
10 Years	5.91
5 Years	6.26
1 Year	0.56

Class C Shares
Inception (8/4/97)	4.66%
10 Years	5.72
5 Years	6.68
1 Year	4.65

Class R Shares
Inception (6/3/02)	6.54%
10 Years	6.25
5 Years	7.21
1 Year	6.19

Class S Shares
10 Years	6.61%
5 Years	7.59
1 Year	6.55

Class Y Shares
10 Years	6.77%
5 Years	7.74
1 Year	6.69

Class R5 Shares
Inception (7/30/91)	8.18%
10 Years	6.92
5 Years	7.83
1 Year	6.80

Class R6 Shares
10 Years	6.77%
5 Years	7.92
1 Year	6.89

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Average Annual Total Returns
As of 3/31/18, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/26/68)	10.43%
10 Years	6.19
5 Years	6.44
1 Year	1.19

Class C Shares
Inception (8/4/97)	4.67%
10 Years	6.00
5 Years	6.84
1 Year	5.33

Class R Shares
Inception (6/3/02)	6.55%
10 Years	6.53
5 Years	7.38
1 Year	6.84

Class S Shares
10 Years	6.89%
5 Years	7.74
1 Year	7.21

Class Y Shares
10 Years	7.05%
5 Years	7.90
1 Year	7.35

Class R5 Shares
Inception (7/30/91)	8.19%
10 Years	7.20
5 Years	7.99
1 Year	7.43

Class R6 Shares
10 Years	7.04%
5 Years	8.08
1 Year	7.52

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares was 1.12%, 1.87%, 1.37%, 1.02%, 0.87%, 0.79% and 0.71%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A,

Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares was 1.13%, 1.88%, 1.38%, 1.03%, 0.88%, 0.80% and 0.72%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2020. See current prospectus for more information.

3                      Invesco Charter Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Charter Fund

Schedule of Investments(a)

April 30, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–90.70%
Aerospace & Defense–2.66%
General Dynamics Corp.	185,949	$37,433,393
United Technologies Corp.	471,752	56,681,003
		94,114,396

Air Freight & Logistics–1.53%
FedEx Corp.	218,644	54,048,797

Airlines–1.10%
Delta Air Lines, Inc.	749,798	39,154,452

Apparel, Accessories & Luxury Goods–1.60%
LVMH Moet Hennessy Louis Vuitton S.E. (France)	162,828	56,681,527

Auto Parts & Equipment–0.98%
Aptiv PLC	408,883	34,583,324

Biotechnology–5.41%
Biogen Inc.(b)	194,803	53,298,101
BioMarin Pharmaceutical Inc.(b)	285,324	23,827,407
Celgene Corp.(b)	469,732	40,913,657
Shire PLC–ADR	293,438	46,782,821
Vertex Pharmaceuticals Inc.(b)	176,032	26,961,061
		191,783,047

Cable & Satellite–2.33%
Comcast Corp.–Class A	2,626,674	82,451,297

Casinos & Gaming–1.57%
Wynn Resorts Ltd.	297,930	55,471,587

Consumer Finance–2.76%
American Express Co.	988,927	97,656,541

Data Processing & Outsourced Services–1.63%
Mastercard Inc.–Class A	323,060	57,591,906

Distillers & Vintners–1.60%
Diageo PLC (United Kingdom)	1,596,060	56,767,415

Diversified Banks–2.87%
Toronto-Dominion Bank (The) (Canada)	799,010	44,883,237
U.S. Bancorp	1,126,268	56,820,220
		101,703,457

Diversified Capital Markets–1.05%
UBS Group AG (Switzerland)	2,224,199	37,369,750

Electronic Manufacturing Services–1.23%
TE Connectivity Ltd.	475,816	43,656,118

Footwear–1.71%
NIKE, Inc.–Class B	887,252	60,679,164

	Shares	Value
General Merchandise Stores–1.50%
Dollar General Corp.	551,257	$53,212,838

Health Care Equipment–1.10%
Zimmer Biomet Holdings, Inc.	338,265	38,957,980

Health Care Facilities–1.24%
HCA Healthcare, Inc.	459,866	44,027,571

Health Care Supplies–1.19%
DENTSPLY SIRONA Inc.	837,538	42,161,663

Home Improvement Retail–1.30%
Home Depot, Inc. (The)	249,285	46,067,868

Hotels, Resorts & Cruise Lines–1.20%
Carnival Corp.	675,582	42,602,201

Household Appliances–1.01%
Whirlpool Corp.	230,475	35,712,101

Industrial Conglomerates–2.79%
Honeywell International Inc.	357,697	51,751,602
Siemens AG (Germany)	369,162	46,964,927
		98,716,529

Industrial Machinery–4.15%
Illinois Tool Works Inc.	329,922	46,855,523
Parker-Hannifin Corp.	259,894	42,783,750
Stanley Black & Decker Inc.	404,190	57,229,262
		146,868,535

Insurance Brokers–1.86%
Marsh & McLennan Cos., Inc.	807,374	65,800,981

Integrated Oil & Gas–1.94%
Suncor Energy, Inc. (Canada)	1,801,230	68,861,023

Internet & Direct Marketing Retail–1.84%
Booking Holdings Inc.(b)	29,902	65,126,556

Internet Software & Services–8.15%
Alphabet Inc.–Class C(b)	119,035	121,097,876
eBay Inc.(b)	2,014,235	76,299,222
Facebook, Inc.–Class A(b)	530,375	91,224,500
		288,621,598

IT Consulting & Other Services–2.53%
Cognizant Technology Solutions Corp.–Class A	1,094,258	89,532,189

Life & Health Insurance–2.00%
AIA Group Ltd. (Hong Kong)	7,956,200	71,034,770

Life Sciences Tools & Services–2.37%
Thermo Fisher Scientific, Inc.	399,635	84,063,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Charter Fund

	Shares	Value
Managed Health Care–1.82%
UnitedHealth Group Inc.	273,489	$64,652,800

Multi-Sector Holdings–1.25%
Berkshire Hathaway Inc.–Class A(b)	153	44,469,450

Oil & Gas Equipment & Services–1.65%
Halliburton Co.	1,101,780	58,383,322

Oil & Gas Exploration & Production–1.88%
Concho Resources Inc.(b)	424,341	66,710,649

Pharmaceuticals–2.18%
Allergan PLC	290,056	44,567,104
Novo Nordisk A/S–Class B (Denmark)	699,522	32,842,601
		77,409,705

Property & Casualty Insurance–2.75%
Progressive Corp. (The)	1,614,529	97,339,953

Railroads–1.34%
Norfolk Southern Corp.	331,598	47,574,365

Regional Banks–1.95%
First Republic Bank	744,741	69,164,097

Semiconductors–3.60%
Analog Devices, Inc.	643,567	56,215,578
QUALCOMM Inc.	601,808	30,698,226
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5,375,019	40,719,719
		127,633,523

	Shares	Value
Systems Software–4.77%
Microsoft Corp.	793,721	$74,228,788
Oracle Corp.	2,073,123	94,679,527
		168,908,315

Wireless Telecommunication Services–1.31%
Vodafone Group PLC–ADR (United Kingdom)	1,578,935	46,436,478
Total Common Stocks & Other Equity Interests (Cost $2,390,864,264)		3,213,763,060

Money Market Funds–8.89%
Invesco Government & Agency Portfolio–Institutional Class, 1.61%(c)	110,223,036	110,223,036
Invesco Liquid Assets Portfolio–Institutional Class, 1.85%(c)	78,718,551	78,726,423
Invesco Treasury Portfolio–Institutional Class, 1.62%(c)	125,969,185	125,969,185
Total Money Market Funds (Cost $314,918,644)		314,918,644
TOTAL INVESTMENTS IN SECURITIES–99.59% (Cost $2,705,782,908)		3,528,681,704
OTHER ASSETS LESS LIABILITIES–0.41%		14,429,666
NET ASSETS–100.00%		$3,543,111,370

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2018

Information Technology	21.9%
Financials	16.5
Health Care	15.3
Consumer Discretionary	15.0
Industrials	13.6
Energy	5.5
Consumer Staples	1.6
Telecommunication Services	1.3
Money Market Funds Plus Other Assets Less Liabilities	9.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Charter Fund

Statement of Assets and Liabilities

April 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $2,390,864,264)	$3,213,763,060
Investments in affiliated money market funds, at value and cost	314,918,644
Foreign currencies, at value (Cost $1,497,361)	1,471,576
Receivable for:
Investments sold	15,287,393
Fund shares sold	549,320
Dividends	2,816,431
Investment for trustee deferred compensation and retirement plans	1,780,648
Other assets	76,636
Total assets	3,550,663,708

Liabilities:
Payable for:
Fund shares reacquired	3,159,800
Accrued fees to affiliates	1,935,104
Accrued trustees’ and officers’ fees and benefits	4,772
Accrued other operating expenses	487,839
Trustee deferred compensation and retirement plans	1,964,823
Total liabilities	7,552,338
Net assets applicable to shares outstanding	$3,543,111,370

Net assets consist of:
Shares of beneficial interest	$2,559,578,174
Undistributed net investment income	3,123,134
Undistributed net realized gain	157,561,684
Net unrealized appreciation	822,848,378
$3,543,111,370

Net Assets:
Class A	$3,197,318,246
Class C	$153,630,916
Class R	$26,622,416
Class S	$18,694,009
Class Y	$111,876,830
Class R5	$13,410,503
Class R6	$21,558,450

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	178,874,215
Class C	9,150,045
Class R	1,503,213
Class S	1,045,651
Class Y	6,235,123
Class R5	717,604
Class R6	1,154,174
Class A:
Net asset value per share	$17.87
Maximum offering price per share
(Net asset value of $17.87 ÷ 94.50%)	$18.91
Class C:
Net asset value and offering price per share	$16.79
Class R:
Net asset value and offering price per share	$17.71
Class S:
Net asset value and offering price per share	$17.88
Class Y:
Net asset value and offering price per share	$17.94
Class R5:
Net asset value and offering price per share	$18.69
Class R6:
Net asset value and offering price per share	$18.68

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Charter Fund

Statement of Operations

For the six months ended April 30, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $713,010)	$22,939,422
Dividends from affiliated money market funds	2,439,758
Total investment income	25,379,180

Expenses:
Advisory fees	11,446,173
Administrative services fees	294,570
Custodian fees	334,216
Distribution fees:
Class A	4,142,404
Class B	27,899
Class C	809,349
Class R	70,992
Class S	14,351
Transfer agent fees — A, B, C, R, S and Y	2,852,882
Transfer agent fees — R5	9,784
Transfer agent fees — R6	2,435
Trustees’ and officers’ fees and benefits	35,212
Registration and filing fees	82,317
Reports to shareholders	299,965
Professional services fees	126,000
Other	73,263
Total expenses	20,621,812
Less: Fees waived and expense offset arrangement(s)	(279,963)
Net expenses	20,341,849
Net investment income	5,037,331

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(55,935))	169,633,104
Foreign currencies	365,049
169,998,153
Change in net unrealized appreciation (depreciation) of:
Investment securities	(96,453,461)
Foreign currencies	(193,918)
(96,647,379)
Net realized and unrealized gain	73,350,774
Net increase in net assets resulting from operations	$78,388,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Charter Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	April 30, 2018	October 31, 2017
Operations:
Net investment income	$5,037,331	$18,547,675
Net realized gain	169,998,153	237,485,862
Change in net unrealized appreciation (depreciation)	(96,647,379)	249,718,068
Net increase in net assets resulting from operations	78,388,105	505,751,605

Distributions to shareholders from net investment income:
Class A	(17,198,506)	(30,633,877)
Class B	—	(22,307)
Class C	—	(165,647)
Class R	(63,663)	(212,669)
Class S	(117,641)	(181,181)
Class Y	(963,398)	(1,150,067)
Class R5	(240,978)	(463,957)
Class R6	(169,409)	(40,672)
Total distributions from net investment income	(18,753,595)	(32,870,377)

Distributions to shareholders from net realized gains:
Class A	(203,242,249)	(329,859,254)
Class B	(751,285)	(2,669,783)
Class C	(10,627,383)	(19,825,289)
Class R	(1,746,488)	(3,292,840)
Class S	(1,157,524)	(1,746,058)
Class Y	(7,576,979)	(9,572,906)
Class R5	(1,711,805)	(3,507,497)
Class R6	(1,097,205)	(290,493)
Total distributions from net realized gains	(227,910,918)	(370,764,120)

Share transactions–net:
Class A	(14,568,709)	(195,241,082)
Class B	(12,744,633)	(15,347,934)
Class C	(5,732,289)	(36,929,723)
Class R	(2,321,766)	(6,325,944)
Class S	542,278	132,278
Class Y	(11,827,831)	21,372,829
Class R5	(15,413,219)	(9,692,424)
Class R6	4,189,675	15,232,725
Net increase (decrease) in net assets resulting from share transactions	(57,876,494)	(226,799,275)
Net increase (decrease) in net assets	(226,152,902)	(124,682,167)

Net assets:
Beginning of period	3,769,264,272	3,893,946,439
End of period (includes undistributed net investment income of $3,123,134 and $16,839,398, respectively)	$3,543,111,370	$3,769,264,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Charter Fund

Notes to Financial Statements

April 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Charter Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends,

10                         Invesco Charter Fund

bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for

11                         Invesco Charter Fund

the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $4.05 billion	0.615%
Next $3.9 billion	0.57%
Next $1.8 billion	0.545%
Over $10 billion	0.52%

For the six months ended April 30, 2018, the effective advisory fees incurred by the Fund was 0.62%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B was 2.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2018, the Adviser waived advisory fees of $223,499.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

12                         Invesco Charter Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2018, IDI advised the Fund that IDI retained $91,836 in front-end sales commissions from the sale of Class A shares and $1,650 and $1,389 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended April 30, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,871,382,351	$342,380,709	$—	$3,213,763,060
Money Market Funds	314,918,644	—	—	314,918,644
Total Investments	$3,186,300,995	$342,380,709	$—	$3,528,681,704

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2018, the Fund engaged in securities sales of $926,570, which resulted in net realized gains (losses) of $(55,935).

13                         Invesco Charter Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $56,464.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2018	$9,265,449	$—	$9,265,449

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2018 was $714,931,391 and $923,424,055, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$910,124,506
Aggregate unrealized (depreciation) of investments	(90,327,754)
Net unrealized appreciation of investments	$819,796,752

Cost of investments for tax purposes is $2,708,884,952.

14                         Invesco Charter Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2018(a)		Year ended October 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	1,692,816	$31,062,369	4,569,205	$82,741,213
Class B(b)	1,210	21,625	24,867	422,361
Class C	178,452	3,084,893	436,199	7,444,011
Class R	119,442	2,149,468	303,397	5,418,192
Class S	14,243	261,415	36,177	651,636
Class Y	886,729	16,389,167	6,641,648	119,752,597
Class R5	28,900	463,821	164,547	3,105,751
Class R6	367,835	7,070,300	946,512	18,478,115

Issued as reinvestment of dividends:
Class A	11,640,136	208,474,835	20,317,114	352,501,925
Class B(b)	42,636	715,869	163,588	2,679,564
Class C	604,274	10,194,109	1,186,808	19,511,118
Class R	101,923	1,810,151	203,583	3,503,660
Class S	71,238	1,275,165	111,080	1,927,239
Class Y	344,635	6,189,638	580,352	10,098,134
Class R5	104,095	1,946,586	219,408	3,964,698
Class R6	66,133	1,235,374	18,273	330,017

Conversion of Class B shares to Class A shares:(c)
Class A	628,757	12,059,566	801,175	14,494,313
Class B	(614,926)	(12,059,566)	(851,102)	(14,494,313)

Reacquired:
Class A	(14,479,247)	(266,165,479)	(35,709,531)	(644,978,533)
Class B(b)	(139,742)	(1,422,561)	(232,862)	(3,955,546)
Class C	(1,098,121)	(19,011,291)	(3,732,740)	(63,884,852)
Class R	(345,144)	(6,281,385)	(846,331)	(15,247,796)
Class S	(54,080)	(994,302)	(135,278)	(2,446,597)
Class Y	(1,858,384)	(34,406,636)	(5,915,191)	(108,477,902)
Class R5	(939,399)	(17,823,626)	(890,881)	(16,762,873)
Class R6	(214,044)	(4,115,999)	(185,291)	(3,575,407)
Net increase (decrease) in share activity	(2,849,633)	$(57,876,494)	(11,775,274)	$(226,799,275)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period November 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

15                         Invesco Charter Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/18	$18.75	$0.03	$0.34	$0.37	$(0.10)	$(1.15)	$(1.25)	$17.87	1.96%	$3,197,318	1.08	%(d)	1.09	%(d)	0.30	%(d)	22%
Year ended 10/31/17	18.31	0.09	2.29	2.38	(0.17)	(1.77)	(1.94)	18.75	13.83	3,363,073	1.10		1.11		0.50		30
Year ended 10/31/16	20.30	0.16	0.34	0.50	(0.21)	(2.28)	(2.49)	18.31	3.54	3,467,887	1.11		1.12		0.88		28
Year ended 10/31/15	23.28	0.19	(0.74)	(0.55)	(0.13)	(2.30)	(2.43)	20.30	(2.53)	3,869,488	1.07		1.08		0.89		47
Year ended 10/31/14	22.22	0.12	2.09	2.21	(0.20)	(0.95)	(1.15)	23.28	10.48	4,517,960	1.05		1.07		0.53		23
Year ended 10/31/13	17.73	0.19	4.49	4.68	(0.19)	—	(0.19)	22.22	26.63	4,529,846	1.05		1.07		0.94		35
Class B
Six months ended 04/30/18(e)	17.58	(0.02)	1.56	1.54	—	(1.15)	(1.15)	17.97	9.23	—	1.83	(d)	1.84	(d)	(0.45	)(d)	22
Year ended 10/31/17	17.26	(0.04)	2.15	2.11	(0.02)	(1.77)	(1.79)	17.58	12.96	12,494	1.85		1.86		(0.25)		30
Year ended 10/31/16	19.24	0.02	0.32	0.34	(0.04)	(2.28)	(2.32)	17.26	2.74	27,731	1.86		1.87		0.13		28
Year ended 10/31/15	22.21	0.03	(0.70)	(0.67)	—	(2.30)	(2.30)	19.24	(3.22)	47,808	1.82		1.83		0.14		47
Year ended 10/31/14	21.25	(0.05)	2.00	1.95	(0.04)	(0.95)	(0.99)	22.21	9.62	78,125	1.80		1.82		(0.22)		23
Year ended 10/31/13	16.96	0.04	4.30	4.34	(0.05)	—	(0.05)	21.25	25.63	108,696	1.80		1.82		0.19		35
Class C
Six months ended 04/30/18	17.65	(0.04)	0.33	0.29	—	(1.15)	(1.15)	16.79	1.62	153,631	1.83	(d)	1.84	(d)	(0.45	)(d)	22
Year ended 10/31/17	17.32	(0.04)	2.16	2.12	(0.02)	(1.77)	(1.79)	17.65	12.98	167,073	1.85		1.86		(0.25)		30
Year ended 10/31/16	19.30	0.02	0.32	0.34	(0.04)	(2.28)	(2.32)	17.32	2.73	200,499	1.86		1.87		0.13		28
Year ended 10/31/15	22.27	0.03	(0.70)	(0.67)	—	(2.30)	(2.30)	19.30	(3.22)	239,765	1.82		1.83		0.14		47
Year ended 10/31/14	21.30	(0.05)	2.01	1.96	(0.04)	(0.95)	(0.99)	22.27	9.64	282,091	1.80		1.82		(0.22)		23
Year ended 10/31/13	17.00	0.04	4.31	4.35	(0.05)	—	(0.05)	21.30	25.63	283,655	1.80		1.82		0.19		35
Class R
Six months ended 04/30/18	18.55	0.00	0.35	0.35	(0.04)	(1.15)	(1.19)	17.71	1.89	26,622	1.33	(d)	1.34	(d)	0.05	(d)	22
Year ended 10/31/17	18.13	0.05	2.26	2.31	(0.12)	(1.77)	(1.89)	18.55	13.53	30,187	1.35		1.36		0.25		30
Year ended 10/31/16	20.12	0.11	0.34	0.45	(0.16)	(2.28)	(2.44)	18.13	3.24	35,654	1.36		1.37		0.63		28
Year ended 10/31/15	23.07	0.13	(0.72)	(0.59)	(0.06)	(2.30)	(2.36)	20.12	(2.72)	44,079	1.32		1.33		0.64		47
Year ended 10/31/14	22.03	0.06	2.07	2.13	(0.14)	(0.95)	(1.09)	23.07	10.19	67,910	1.30		1.32		0.28		23
Year ended 10/31/13	17.59	0.14	4.44	4.58	(0.14)	—	(0.14)	22.03	26.23	77,769	1.30		1.32		0.69		35
Class S
Six months ended 04/30/18	18.76	0.04	0.35	0.39	(0.12)	(1.15)	(1.27)	17.88	2.07	18,694	0.98	(d)	0.99	(d)	0.40	(d)	22
Year ended 10/31/17	18.32	0.11	2.28	2.39	(0.18)	(1.77)	(1.95)	18.76	13.94	19,028	1.00		1.01		0.60		30
Year ended 10/31/16	20.32	0.18	0.34	0.52	(0.24)	(2.28)	(2.52)	18.32	3.63	18,364	1.01		1.02		0.98		28
Year ended 10/31/15	23.30	0.21	(0.74)	(0.53)	(0.15)	(2.30)	(2.45)	20.32	(2.42)	19,329	0.97		0.98		0.99		47
Year ended 10/31/14	22.24	0.14	2.09	2.23	(0.22)	(0.95)	(1.17)	23.30	10.57	23,137	0.95		0.97		0.63		23
Year ended 10/31/13	17.75	0.21	4.48	4.69	(0.20)	—	(0.20)	22.24	26.73	24,014	0.95		0.97		1.04		35
Class Y
Six months ended 04/30/18	18.84	0.05	0.35	0.40	(0.15)	(1.15)	(1.30)	17.94	2.11	111,877	0.83	(d)	0.84	(d)	0.55	(d)	22
Year ended 10/31/17	18.39	0.14	2.29	2.43	(0.21)	(1.77)	(1.98)	18.84	14.13	129,285	0.85		0.86		0.75		30
Year ended 10/31/16	20.40	0.20	0.34	0.54	(0.27)	(2.28)	(2.55)	18.39	3.76	102,182	0.86		0.87		1.13		28
Year ended 10/31/15	23.38	0.25	(0.75)	(0.50)	(0.18)	(2.30)	(2.48)	20.40	(2.24)	183,005	0.82		0.83		1.14		47
Year ended 10/31/14	22.31	0.18	2.09	2.27	(0.25)	(0.95)	(1.20)	23.38	10.75	479,371	0.80		0.82		0.78		23
Year ended 10/31/13	17.81	0.24	4.49	4.73	(0.23)	—	(0.23)	22.31	26.89	469,066	0.80		0.82		1.19		35
Class R5
Six months ended 04/30/18	19.58	0.06	0.36	0.42	(0.16)	(1.15)	(1.31)	18.69	2.17	13,411	0.78	(d)	0.79	(d)	0.60	(d)	22
Year ended 10/31/17	19.05	0.16	2.38	2.54	(0.24)	(1.77)	(2.01)	19.58	14.19	29,835	0.77		0.78		0.83		30
Year ended 10/31/16	21.03	0.23	0.36	0.59	(0.29)	(2.28)	(2.57)	19.05	3.92	38,682	0.75		0.76		1.24		28
Year ended 10/31/15	24.04	0.27	(0.78)	(0.51)	(0.20)	(2.30)	(2.50)	21.03	(2.22)	110,943	0.73		0.74		1.23		47
Year ended 10/31/14	22.90	0.20	2.16	2.36	(0.27)	(0.95)	(1.22)	24.04	10.87	414,713	0.72		0.74		0.86		23
Year ended 10/31/13	18.29	0.26	4.61	4.87	(0.26)	—	(0.26)	22.90	26.99	413,033	0.72		0.74		1.27		35
Class R6
Six months ended 04/30/18	19.58	0.06	0.37	0.43	(0.18)	(1.15)	(1.33)	18.68	2.20	21,558	0.70	(d)	0.71	(d)	0.68	(d)	22
Year ended 10/31/17	19.05	0.17	2.38	2.55	(0.25)	(1.77)	(2.02)	19.58	14.27	18,290	0.69		0.70		0.91		30
Year ended 10/31/16	21.04	0.24	0.36	0.60	(0.31)	(2.28)	(2.59)	19.05	3.99	2,948	0.68		0.69		1.31		28
Year ended 10/31/15	24.05	0.29	(0.77)	(0.48)	(0.23)	(2.30)	(2.53)	21.04	(2.12)	125,997	0.64		0.65		1.32		47
Year ended 10/31/14	22.91	0.22	2.16	2.38	(0.29)	(0.95)	(1.24)	24.05	10.96	135,294	0.63		0.65		0.95		23
Year ended 10/31/13	18.29	0.28	4.62	4.90	(0.28)	—	(0.28)	22.91	27.15	130,764	0.63		0.65		1.36		35

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,341,359, $11,719, $163,211, $28,632, $19,294, $121,973, $19,773 and $20,785 for Class A, Class B, Class C, Class R, Class S Class Y, Class R5 and Class R6 shares, respectively.
(e)	Reflects activity for the period November 1, 2017 through January 26, 2018 (date of conversion).

16                         Invesco Charter Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2017 through April 30, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,019.60	$5.41	$1,019.44	$5.41	1.08%
C	1,000.00	1,016.20	9.15	1,015.72	9.15	1.83
R	1,000.00	1,018.90	6.66	1,018.20	6.66	1.33
S	1,000.00	1,020.70	4.91	1,019.93	4.91	0.98
Y	1,000.00	1,021.10	4.16	1,020.68	4.16	0.83
R5	1,000.00	1,021.70	3.91	1,020.93	3.91	0.78
R6	1,000.00	1,022.00	3.51	1,021.32	3.51	0.70

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2017 through April 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Charter Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your house-hold, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469	Invesco Distributors, Inc.	CHT-SAR-1 06202018 1143

Semiannual Report to Shareholders	April 30, 2018

Invesco Diversified Dividend Fund
Nasdaq:
A: LCEAX ∎ C: LCEVX ∎ R: DDFRX ∎ Y: LCEYX ∎ Investor: LCEIX ∎ R5: DDFIX ∎ R6: LCEFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
11	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/17 to 4/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.41%
Class C Shares	-0.81
Class R Shares	-0.54
Class Y Shares	-0.29
Investor Class Shares	-0.40
Class R5 Shares	-0.26
Class R6 Shares	-0.27
S&P 500 Indext▼ (Broad Market Index)	3.82
Russell 1000 Value Indext▼ (Style-Specific Index)	1.94
Lipper Large-Cap Value Funds Index∎ (Peer Group Index)	2.63
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Diversified Dividend Fund

Average Annual Total Returns
As of 4/30/18, including maximum applicable sales charges

Class A Shares
Inception (12/31/01)	7.27%
10 Years	7.57
5 Years	7.84
1 Year	-3.04

Class C Shares
Inception (12/31/01)	6.87%
10 Years	7.37
5 Years	8.25
1 Year	0.79

Class R Shares
Inception (10/25/05)	7.83%
10 Years	7.93
5 Years	8.80
1 Year	2.34

Class Y Shares
10 Years	8.44%
5 Years	9.34
1 Year	2.85

Investor Class Shares
Inception (7/15/05)	7.69%
10 Years	8.23
5 Years	9.11
1 Year	2.64

Class R5 Shares
Inception (10/25/05)	8.44%
10 Years	8.54
5 Years	9.40
1 Year	2.91

Class R6 Shares
10 Years	8.41%
5 Years	9.50
1 Year	3.02

Average Annual Total Returns
As of 3/31/18, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/31/01)	7.24%
10 Years	7.89
5 Years	7.97
1 Year	-3.85

Class C Shares
Inception (12/31/01)	6.85%
10 Years	7.69
5 Years	8.38
1 Year	0.01

Class R Shares
Inception (10/25/05)	7.80%
10 Years	8.26
5 Years	8.94
1 Year	1.57

Class Y Shares
10 Years	8.77%
5 Years	9.48
1 Year	2.08

Investor Class Shares
Inception (7/15/05)	7.66%
10 Years	8.55
5 Years	9.23
1 Year	1.80

Class R5 Shares
Inception (10/25/05)	8.40%
10 Years	8.87
5 Years	9.52
1 Year	2.13

Class R6 Shares
10 Years	8.73%
5 Years	9.64
1 Year	2.22

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 0.83%, 1.58%, 1.08%, 0.58%, 0.78%, 0.52% and 0.42%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 0.85%, 1.60%, 1.10%, 0.60%, 0.80%, 0.54% and 0.44%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2020. See current prospectus for more information.

3 Invesco Diversified Dividend Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Diversified Dividend Fund

Schedule of Investments(a)

April 30, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–91.07%
Aerospace & Defense–1.63%
General Dynamics Corp.	1,270,665	$255,797,571
Raytheon Co.	555,183	113,779,204
		369,576,775

Air Freight & Logistics–1.42%
United Parcel Service, Inc.–Class B	2,836,221	321,911,083

Apparel Retail–0.95%
TJX Cos., Inc. (The)	2,537,691	215,323,081

Apparel, Accessories & Luxury Goods–0.95%
Columbia Sportswear Co.	1,388,853	115,288,687
Tapestry, Inc.	1,838,522	98,857,328
		214,146,015

Asset Management & Custody Banks–0.40%
Federated Investors, Inc.–Class B	3,457,132	91,510,284

Brewers–1.74%
Heineken N.V. (Netherlands)	3,744,938	393,838,547

Consumer Finance–1.73%
American Express Co.	3,975,145	392,545,569

Data Processing & Outsourced Services–1.19%
Automatic Data Processing, Inc.	2,284,173	269,715,148

Electric Utilities–10.83%
American Electric Power Co., Inc.	4,678,143	327,376,447
Duke Energy Corp.	4,307,593	345,296,655
Entergy Corp.	5,658,906	461,710,140
Exelon Corp.	14,278,059	566,553,381
PPL Corp.	16,431,377	478,153,071
SSE PLC (United Kingdom)	14,459,032	274,382,550
		2,453,472,244

Electrical Components & Equipment–2.35%
ABB Ltd. (Switzerland)	11,569,003	269,537,010
Emerson Electric Co.	3,971,245	263,730,380
		533,267,390

Fertilizers & Agricultural Chemicals–0.59%
Nutrien Ltd. (Canada)	2,952,247	134,423,025

Food Distributors–1.47%
Sysco Corp.	5,333,998	333,588,235

General Merchandise Stores–1.84%
Target Corp.	5,734,640	416,334,864

Health Care Equipment–0.72%
Stryker Corp.	967,090	163,844,388

Hotels, Resorts & Cruise Lines–0.49%
Accor S.A. (France)	1,954,839	110,418,547

Household Products–3.04%
Kimberly-Clark Corp.	2,951,738	305,622,953
Procter & Gamble Co. (The)	5,309,910	384,118,889
		689,741,842

	Shares	Value
Housewares & Specialties–0.15%
Newell Brands, Inc.	1,259,086	$34,788,546

Human Resource & Employment Services–0.51%
Robert Half International, Inc.	1,886,131	114,582,458

Industrial Conglomerates–0.95%
Siemens AG (Germany)	1,698,319	216,060,776

Industrial Machinery–2.17%
Flowserve Corp.(b)	7,875,065	349,731,637
Pentair PLC (United Kingdom)	2,107,413	141,786,746
		491,518,383

Integrated Oil & Gas–5.60%
Royal Dutch Shell PLC–Class B (United Kingdom)	5,080,221	181,461,839
Suncor Energy, Inc. (Canada)	14,354,849	549,055,921
Total S.A. (France)	8,590,935	539,524,543
		1,270,042,303

Integrated Telecommunication Services–5.38%
AT&T Inc.	18,727,846	612,400,564
BT Group PLC (United Kingdom)	86,563,156	296,355,195
Deutsche Telekom AG (Germany)	17,775,531	310,827,695
		1,219,583,454

Motorcycle Manufacturers–0.89%
Harley-Davidson, Inc.	4,876,985	200,590,393

Movies & Entertainment–0.90%
Time Warner Inc.	2,145,960	203,437,008

Multi-Line Insurance–2.87%
Hartford Financial Services Group, Inc. (The)	12,063,196	649,482,473

Multi-Utilities–4.86%
Consolidated Edison, Inc.	4,595,299	368,221,309
Dominion Energy, Inc.	5,995,301	399,047,235
Sempra Energy	2,992,194	334,527,289
		1,101,795,833

Oil & Gas Equipment & Services–0.98%
Baker Hughes, a GE Co.	6,158,972	222,400,479

Oil & Gas Exploration & Production–2.14%
ConocoPhillips	7,389,614	484,019,717

Packaged Foods & Meats–6.91%
Campbell Soup Co.	7,638,748	311,508,144
Danone S.A. (France)	2,036,759	164,215,798
General Mills, Inc.	13,224,737	578,449,996
Kraft Heinz Co. (The)	4,060,155	228,911,539
Mondelez International, Inc.–Class A	7,171,554	283,276,383
		1,566,361,860

Paper Packaging–2.13%
Avery Dennison Corp.	1,044,854	109,511,148
International Paper Co.	4,864,292	250,802,895
Sonoco Products Co.	2,400,486	123,288,961
		483,603,004

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Diversified Dividend Fund

	Shares	Value
Personal Products–1.19%
L’Oreal S.A. (France)	1,128,402	$270,268,646

Pharmaceuticals–6.31%
Bayer AG (Germany)	2,110,789	252,702,659
Bristol-Myers Squibb Co.	6,961,919	362,924,838
Eli Lilly and Co.	4,361,259	353,567,267
Johnson & Johnson	1,457,027	184,299,345
Merck & Co., Inc.	4,712,974	277,452,779
		1,430,946,888

Property & Casualty Insurance–1.13%
Travelers Cos., Inc. (The)	1,953,624	257,096,918

Regional Banks–7.97%
Cullen/Frost Bankers, Inc.	1,427,319	163,356,659
Fifth Third Bancorp	9,445,540	313,308,562
KeyCorp	8,721,467	173,731,623
M&T Bank Corp.	2,399,985	437,445,266
PNC Financial Services Group, Inc. (The)	2,199,218	320,228,133
Zions Bancorp	7,253,140	397,109,415
		1,805,179,658

Restaurants–0.73%
Darden Restaurants, Inc.	1,769,027	164,271,847

Soft Drinks–2.55%
Coca-Cola Co. (The)	13,353,351	576,998,297

	Shares	Value
Specialized REITs–1.71%
Weyerhaeuser Co.	10,542,405	$387,749,656

Tobacco–1.70%
Altria Group, Inc.	2,810,408	157,691,993
Philip Morris International Inc.	2,780,544	228,004,608
		385,696,601
Total Common Stocks & Other Equity Interests (Cost $16,581,729,492)		20,640,132,235

Money Market Funds–8.74%
Invesco Government & Agency Portfolio–Institutional Class, 1.61%(c)	693,375,218	693,375,218
Invesco Liquid Assets Portfolio–Institutional Class, 1.85%(c)	495,212,677	495,262,199
Invesco Treasury Portfolio–Institutional Class, 1.62%(c)	792,428,821	792,428,821
Total Money Market Funds (Cost $1,981,062,982)		1,981,066,238
TOTAL INVESTMENTS IN SECURITIES–99.81% (Cost $18,562,792,474)		22,621,198,473
OTHER ASSETS LESS LIABILITIES–0.19%		43,340,533
NET ASSETS–100.00%		$22,664,539,006

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an "affiliated person" as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of April 30, 2018 represented 1.54% of the Fund’s Net Assets. See Note 5.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2018

Consumer Staples	18.6%
Utilities	15.7
Financials	14.1
Industrials	9.0
Energy	8.7
Health Care	7.1
Consumer Discretionary	6.9
Telecommunication Services	5.4
Materials	2.7
Real Estate	1.7
Information Technology	1.2
Money Market Funds Plus Other Assets Less Liabilities	8.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Diversified Dividend Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
05/04/2018	CIBC World Markets Corp.	EUR	195,460,632	USD	243,338,719	$7,210,392
05/04/2018	Goldman Sachs International	EUR	203,789,712	USD	253,820,390	7,630,027
05/04/2018	JPMorgan Chase Bank, N.A.	EUR	201,690,891	USD	251,073,065	7,418,206
05/04/2018	RBC Capital Markets Corp.	EUR	197,785,642	USD	246,144,605	7,207,524
Subtotal						29,466,149
05/04/2018	Goldman Sachs International	USD	7,226,359	EUR	5,844,802	(165,483)
05/04/2018	JPMorgan Chase Bank, N.A.	USD	1,375,817	EUR	1,124,398	(17,475)
05/04/2018	RBC Capital Markets Corp.	USD	3,972,249	EUR	3,229,687	(70,592)
Subtotal						(253,550)
Total Forward Foreign Currency Contracts — Currency Risk						$29,212,599

Abbreviations:

EUR	– Euro
USD	– U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Diversified Dividend Fund

Statement of Assets and Liabilities

April 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $16,238,555,172)	$20,290,400,598
Investments in affiliates, at value (Cost $2,324,237,302)	2,330,797,875
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	29,466,149
Cash	353,613
Foreign currencies, at value (Cost $5,029,525)	4,759,654
Receivable for:
Investments sold	36,180,772
Fund shares sold	18,564,408
Dividends	40,282,799
Investment for trustee deferred compensation and retirement plans	808,977
Other assets	208,661
Total assets	22,751,823,506

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	253,550
Payable for:
Dividends	190
Fund shares reacquired	77,738,820
Accrued fees to affiliates	7,959,430
Accrued trustees’ and officers’ fees and benefits	21,879
Accrued other operating expenses	301,612
Trustee deferred compensation and retirement plans	1,009,019
Total liabilities	87,284,500
Net assets applicable to shares outstanding	$22,664,539,006

Net assets consist of:
Shares of beneficial interest	$18,226,285,968
Undistributed net investment income	68,695,189
Undistributed net realized gain	282,074,021
Net unrealized appreciation	4,087,483,828
$22,664,539,006

Net Assets:
Class A	$5,545,342,294
Class C	$740,821,644
Class R	$340,515,218
Class Y	$3,420,742,077
Investor Class	$1,925,496,137
Class R5	$4,152,826,897
Class R6	$6,538,794,739

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	281,100,892
Class C	38,040,884
Class R	17,206,453
Class Y	173,216,726
Investor Class	97,691,032
Class R5	210,479,038
Class R6	331,352,639
Class A:
Net asset value per share	$19.73
Maximum offering price per share
(Net asset value of $19.73 ÷ 94.50%)	$20.88
Class C:
Net asset value and offering price per share	$19.47
Class R:
Net asset value and offering price per share	$19.79
Class Y:
Net asset value and offering price per share	$19.75
Investor Class:
Net asset value and offering price per share	$19.71
Class R5:
Net asset value and offering price per share	$19.73
Class R6:
Net asset value and offering price per share	$19.73

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Diversified Dividend Fund

Statement of Operations

For the six months ended April 30, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $7,255,166)	$303,814,643
Dividends from affiliates	18,909,677
Total investment income	322,724,320

Expenses:
Advisory fees	44,815,407
Administrative services fees	593,492
Custodian fees	619,451
Distribution fees:
Class A	7,268,457
Class B	19,901
Class C	3,998,363
Class R	878,470
Investor Class	2,368,654
Transfer agent fees — A, B, C, R, Y and Investor Class	9,934,077
Transfer agent fees — R5	1,930,839
Transfer agent fees — R6	164,640
Trustees’ and officers’ fees and benefits	163,546
Registration and filing fees	389,855
Reports to shareholders	774,635
Professional services fees	168,250
Other	380,236
Total expenses	74,468,273
Less: Fees waived and expense offset arrangement(s)	(1,548,479)
Net expenses	72,919,794
Net investment income	249,804,526

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	342,204,420
Foreign currencies	138,468
Forward foreign currency contracts	(18,896,230)
323,446,658
Change in net unrealized appreciation (depreciation) of:
Investment securities	(637,200,356)
Foreign currencies	39,431
Forward foreign currency contracts	(11,250,280)
(648,411,205)
Net realized and unrealized gain (loss)	(324,964,547)
Net increase (decrease) in net assets resulting from operations	$(75,160,021)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Diversified Dividend Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	April 30, 2018	October 31, 2017
Operations:
Net investment income	$249,804,526	$449,550,584
Net realized gain	323,446,658	163,438,095
Change in net unrealized appreciation (depreciation)	(648,411,205)	1,760,829,001
Net increase (decrease) in net assets resulting from operations	(75,160,021)	2,373,817,680

Distributions to shareholders from net investment income:
Class A	(63,624,924)	(104,371,576)
Class B	(39,048)	(127,541)
Class C	(5,763,328)	(8,002,015)
Class R	(3,430,186)	(4,314,212)
Class Y	(49,522,257)	(98,168,591)
Investor Class	(22,383,410)	(37,353,627)
Class R5	(47,372,891)	(75,226,213)
Class R6	(85,905,584)	(81,891,302)
Total distributions from net investment income	(278,041,628)	(409,455,077)

Distributions to shareholders from net realized gains:
Class A	(44,728,288)	(151,389,232)
Class B	(62,757)	(388,597)
Class C	(6,301,045)	(20,020,835)
Class R	(2,714,983)	(6,235,896)
Class Y	(31,880,216)	(102,046,387)
Investor Class	(15,459,736)	(52,848,731)
Class R5	(28,884,312)	(87,151,961)
Class R6	(48,575,775)	(68,937,644)
Total distributions from net realized gains	(178,607,112)	(489,019,283)

Share transactions–net:
Class A	(355,890,080)	(387,579,942)
Class B	(9,425,590)	(8,203,248)
Class C	(81,696,389)	4,014,291
Class R	(10,304,901)	101,239,116
Class Y	(770,284,556)	303,448,708
Investor Class	(144,631,304)	(150,451,618)
Class R5	382,757,678	176,556,635
Class R6	366,578,592	3,470,617,666
Net increase (decrease) in net assets resulting from share transactions	(622,896,550)	3,509,641,608
Net increase (decrease) in net assets	(1,154,705,311)	4,984,984,928

Net assets:
Beginning of period	23,819,244,317	18,834,259,389
End of period (includes undistributed net investment income of $68,695,189 and $96,932,291, respectively)	$22,664,539,006	$23,819,244,317

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Diversified Dividend Fund

Notes to Financial Statements

April 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital and, secondarily, current income.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/

11                         Invesco Diversified Dividend Fund

asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for

12                         Invesco Diversified Dividend Fund

the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.60%
Next $350 million	0.55%
Next $1.3 billion	0.50%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

For the six months ended April 30, 2018, the effective advisory fees incurred by the Fund was 0.38%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 2.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2018, the Adviser waived advisory fees of $1,504,681.

13                         Invesco Diversified Dividend Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2018, IDI advised the Fund that IDI retained $417,538 in front-end sales commissions from the sale of Class A shares and $63,600 and $40,471 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2018, the Fund incurred $2,087 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

14                         Invesco Diversified Dividend Fund

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended April 30, 2018, there were transfers from Level 1 to Level 2 of $2,575,892,296, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$17,360,538,430	$3,279,593,805	$—	$20,640,132,235
Money Market Funds	1,981,066,238	—	—	1,981,066,238
Total Investments in Securities	19,341,604,668	3,279,593,805		22,621,198,473
Other Investments — Assets*
Forward Foreign Currency Contracts	—	29,466,149	—	29,466,149
Other Investments — Liabilities*
Forward Foreign Currency Contracts	—	(253,550)	—	(253,550)
Total Other Investments	—	29,212,599	—	29,212,599
Total Investments	$19,341,604,668	$3,308,806,404	$—	$22,650,411,072

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2018:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$29,466,149
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$29,466,149

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(253,550)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(253,550)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2018.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
CIBC World Markets Corp.	$7,210,392	$—	$7,210,392	$—	$—	$7,210,392
Goldman Sachs International	7,630,027	(165,483)	7,464,544	—	—	7,464,544
JPMorgan Chase Bank, N.A.	7,418,206	(17,475)	7,400,731	—	—	7,400,731
RBC Capital Markets Corp.	7,207,524	(70,592)	7,136,932	—	—	7,136,932
Total	$29,466,149	$(253,550)	$29,212,599	$—	$—	$29,212,599

15                         Invesco Diversified Dividend Fund

Effect of Derivative Investments for the six months ended April 30, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(18,896,230)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(11,250,280)
Total	$(30,146,510)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$1,163,482,119

NOTE 5—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the six months ended April 30, 2018.

	Value 10/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 04/30/18	Dividend Income
Flowserve Corp.	$331,055,603	$14,651,459	$—	$4,024,575	$—	$349,731,637	$2,984,069

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $43,798.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund does not have a capital loss carryforward as of October 31, 2017.

16                         Invesco Diversified Dividend Fund

NOTE 10—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2018 was $1,359,567,694 and $1,335,134,986, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,474,199,813
Aggregate unrealized (depreciation) of investments	(427,623,661)
Net unrealized appreciation of investments	$4,046,576,152

Cost of investments for tax purposes is $18,603,834,920.

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended April 30, 2018(a)		Year ended October 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	17,445,012	$350,826,348	74,830,049	$1,469,085,962
Class B(b)	6,148	124,354	53,228	1,029,356
Class C	2,455,522	48,895,516	12,129,887	235,075,117
Class R	2,380,307	48,025,804	9,917,689	196,514,334
Class Y	29,151,979	590,950,557	214,593,938	4,224,691,102
Investor Class	1,157,979	23,306,886	5,057,606	99,030,821
Class R5	39,973,019	788,496,176	50,291,041	985,430,188
Class R6	66,634,681	1,346,329,862	203,344,265	4,030,093,052

Issued as reinvestment of dividends:
Class A	5,103,738	102,457,683	12,344,710	240,902,638
Class B(b)	4,758	95,535	25,244	485,276
Class C	552,745	11,004,314	1,345,778	25,875,317
Class R	304,680	6,142,905	538,188	10,541,545
Class Y	3,386,404	68,052,923	8,930,366	174,828,820
Investor Class	1,752,040	35,131,161	4,310,879	84,051,057
Class R5	3,715,140	74,480,307	7,966,357	155,655,406
Class R6	6,644,444	133,059,558	7,642,194	149,715,670

Conversion of Class B shares to Class A shares:(c)
Class A	335,663	7,082,493	343,370	6,781,802
Class B	(340,970)	(7,082,493)	(347,375)	(6,781,802)

Reacquired:
Class A	(40,604,261)	(816,256,604)	(106,628,670)	(2,104,350,344)
Class B(b)	(125,801)	(2,562,986)	(151,421)	(2,936,078)
Class C	(7,142,345)	(141,596,219)	(13,191,725)	(256,936,143)
Class R	(3,185,561)	(64,473,610)	(5,332,458)	(105,816,763)
Class Y	(71,118,774)	(1,429,288,036)	(206,476,128)	(4,096,071,214)
Investor Class	(10,049,501)	(203,069,351)	(16,949,114)	(333,533,496)
Class R5	(23,767,015)	(480,218,805)	(48,840,360)	(964,528,959)
Class R6	(56,214,370)	(1,112,810,828)	(35,840,069)	(709,191,056)
Net increase (decrease) in share activity	(31,544,339)	$(622,896,550)	179,907,469	$3,509,641,608

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period November 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

17                         Invesco Diversified Dividend Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/18	$20.18	$0.19	$(0.27)	$(0.08)	$(0.22)	$(0.15)	$(0.37)	$19.73	(0.41)%		$5,545,342	0.80	%(d)	0.81	%(d)	1.93	%(d)	6%
Year ended 10/31/17	18.83	0.37	1.79	2.16	(0.34)	(0.47)	(0.81)	20.18	11.65		6,029,664	0.80		0.82		1.85		8
Year ended 10/31/16	18.78	0.33	0.76	1.09	(0.31)	(0.73)	(1.04)	18.83	6.27		5,985,548	0.80		0.82		1.79		11
Year ended 10/31/15	18.17	0.30	0.95	1.25	(0.28)	(0.36)	(0.64)	18.78	7.09		4,715,635	0.82		0.83		1.63		11
Year ended 10/31/14	16.52	0.28	1.78	2.06	(0.25)	(0.16)	(0.41)	18.17	12.68		4,206,935	0.83		0.84		1.59		6
Year ended 10/31/13	13.54	0.25	3.20	3.45	(0.26)	(0.21)	(0.47)	16.52	26.07		3,700,473	0.86		0.87		1.65		9
Class B
Six months ended 04/30/18(e)	19.94	0.06	1.06	1.12	(0.09)	(0.15)	(0.24)	20.82	5.70		—	1.55	(d)	1.56	(d)	1.18	(d)	6
Year ended 10/31/17	18.61	0.21	1.78	1.99	(0.19)	(0.47)	(0.66)	19.94	10.83		9,092	1.55		1.57		1.10		8
Year ended 10/31/16	18.58	0.19	0.74	0.93	(0.17)	(0.73)	(0.90)	18.61	5.41		16,309	1.55		1.57		1.04		11
Year ended 10/31/15	17.97	0.16	0.95	1.11	(0.14)	(0.36)	(0.50)	18.58	6.35		22,845	1.57		1.58		0.88		11
Year ended 10/31/14	16.35	0.14	1.76	1.90	(0.12)	(0.16)	(0.28)	17.97	11.77		29,691	1.58		1.59		0.84		6
Year ended 10/31/13	13.40	0.13	3.17	3.30	(0.14)	(0.21)	(0.35)	16.35	25.16		35,912	1.61		1.62		0.90		9
Class C
Six months ended 04/30/18	19.92	0.12	(0.28)	(0.16)	(0.14)	(0.15)	(0.29)	19.47	(0.81)		740,822	1.55	(d)	1.56	(d)	1.18	(d)	6
Year ended 10/31/17	18.59	0.21	1.77	1.98	(0.18)	(0.47)	(0.65)	19.92	10.84		840,125	1.55		1.57		1.10		8
Year ended 10/31/16	18.56	0.19	0.74	0.93	(0.17)	(0.73)	(0.90)	18.59	5.41		778,829	1.55		1.57		1.04		11
Year ended 10/31/15	17.95	0.16	0.95	1.11	(0.14)	(0.36)	(0.50)	18.56	6.36		440,482	1.57		1.58		0.88		11
Year ended 10/31/14	16.33	0.14	1.76	1.90	(0.12)	(0.16)	(0.28)	17.95	11.79		348,340	1.58		1.59		0.84		6
Year ended 10/31/13	13.38	0.13	3.17	3.30	(0.14)	(0.21)	(0.35)	16.33	25.19		276,653	1.61		1.62		0.90		9
Class R
Six months ended 04/30/18	20.24	0.17	(0.28)	(0.11)	(0.19)	(0.15)	(0.34)	19.79	(0.54)		340,515	1.05	(d)	1.06	(d)	1.68	(d)	6
Year ended 10/31/17	18.88	0.32	1.80	2.12	(0.29)	(0.47)	(0.76)	20.24	11.40		358,418	1.05		1.07		1.60		8
Year ended 10/31/16	18.84	0.28	0.75	1.03	(0.26)	(0.73)	(0.99)	18.88	5.93		237,638	1.05		1.07		1.54		11
Year ended 10/31/15	18.22	0.26	0.96	1.22	(0.24)	(0.36)	(0.60)	18.84	6.87		204,956	1.07		1.08		1.38		11
Year ended 10/31/14	16.57	0.23	1.79	2.02	(0.21)	(0.16)	(0.37)	18.22	12.36		138,078	1.08		1.09		1.34		6
Year ended 10/31/13	13.58	0.22	3.20	3.42	(0.22)	(0.21)	(0.43)	16.57	25.77		109,444	1.11		1.12		1.40		9
Class Y
Six months ended 04/30/18	20.20	0.22	(0.28)	(0.06)	(0.24)	(0.15)	(0.39)	19.75	(0.29)		3,420,742	0.55	(d)	0.56	(d)	2.18	(d)	6
Year ended 10/31/17	18.85	0.42	1.79	2.21	(0.39)	(0.47)	(0.86)	20.20	11.93		4,278,325	0.55		0.57		2.10		8
Year ended 10/31/16	18.80	0.38	0.75	1.13	(0.35)	(0.73)	(1.08)	18.85	6.53		3,670,662	0.55		0.57		2.04		11
Year ended 10/31/15	18.19	0.35	0.95	1.30	(0.33)	(0.36)	(0.69)	18.80	7.36		1,183,312	0.57		0.58		1.88		11
Year ended 10/31/14	16.54	0.32	1.79	2.11	(0.30)	(0.16)	(0.46)	18.19	12.95		841,750	0.58		0.59		1.84		6
Year ended 10/31/13	13.56	0.29	3.19	3.48	(0.29)	(0.21)	(0.50)	16.54	26.35		485,248	0.61		0.62		1.90		9
Investor Class
Six months ended 04/30/18	20.16	0.19	(0.27)	(0.08)	(0.22)	(0.15)	(0.37)	19.71	(0.40	)(f)	1,925,496	0.78	(d)(f)	0.79	(d)(f)	1.95	(d)(f)	6
Year ended 10/31/17	18.81	0.37	1.79	2.16	(0.34)	(0.47)	(0.81)	20.16	11.69	(f)	2,113,750	0.75	(f)	0.77	(f)	1.90	(f)	8
Year ended 10/31/16	18.77	0.33	0.76	1.09	(0.32)	(0.73)	(1.05)	18.81	6.29	(f)	2,114,404	0.76	(f)	0.78	(f)	1.83	(f)	11
Year ended 10/31/15	18.16	0.31	0.96	1.27	(0.30)	(0.36)	(0.66)	18.77	7.16	(f)	2,002,938	0.80	(f)	0.81	(f)	1.65	(f)	11
Year ended 10/31/14	16.51	0.29	1.78	2.07	(0.26)	(0.16)	(0.42)	18.16	12.70	(f)	1,972,400	0.76	(f)	0.77	(f)	1.66	(f)	6
Year ended 10/31/13	13.53	0.25	3.20	3.45	(0.26)	(0.21)	(0.47)	16.51	26.11		1,910,866	0.86		0.87		1.64		9
Class R5
Six months ended 04/30/18	20.18	0.22	(0.27)	(0.05)	(0.25)	(0.15)	(0.40)	19.73	(0.26)		4,152,827	0.50	(d)	0.51	(d)	2.23	(d)	6
Year ended 10/31/17	18.83	0.43	1.79	2.22	(0.40)	(0.47)	(0.87)	20.18	11.99		3,845,848	0.49		0.51		2.16		8
Year ended 10/31/16	18.78	0.39	0.76	1.15	(0.37)	(0.73)	(1.10)	18.83	6.59		3,410,571	0.50		0.52		2.09		11
Year ended 10/31/15	18.17	0.36	0.95	1.31	(0.34)	(0.36)	(0.70)	18.78	7.41		2,385,096	0.53		0.54		1.92		11
Year ended 10/31/14	16.52	0.33	1.78	2.11	(0.30)	(0.16)	(0.46)	18.17	12.99		1,947,461	0.54		0.55		1.88		6
Year ended 10/31/13	13.54	0.29	3.20	3.49	(0.30)	(0.21)	(0.51)	16.52	26.47		1,408,407	0.57		0.58		1.94		9
Class R6
Six months ended 04/30/18	20.19	0.23	(0.28)	(0.05)	(0.26)	(0.15)	(0.41)	19.73	(0.27)		6,538,795	0.40	(d)	0.41	(d)	2.33	(d)	6
Year ended 10/31/17	18.83	0.45	1.79	2.24	(0.41)	(0.47)	(0.88)	20.19	12.15		6,344,022	0.39		0.41		2.26		8
Year ended 10/31/16	18.79	0.41	0.74	1.15	(0.38)	(0.73)	(1.11)	18.83	6.63		2,620,298	0.40		0.42		2.19		11
Year ended 10/31/15	18.17	0.37	0.97	1.34	(0.36)	(0.36)	(0.72)	18.79	7.57		849,176	0.43		0.44		2.02		11
Year ended 10/31/14	16.52	0.35	1.78	2.13	(0.32)	(0.16)	(0.48)	18.17	13.10		937,485	0.44		0.45		1.98		6
Year ended 10/31/13	13.54	0.31	3.19	3.50	(0.31)	(0.21)	(0.52)	16.52	26.56		535,077	0.48		0.49		2.03		9

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,862,954, $8,359, $806,300, $354,300, $4,047,019, $2,031,436, $3,892,914 and $6,814,948 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Reflects activity for the period November 1, 2017 through January 26, 2018 (date of conversion).
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23%, 0.20%, 0.21%, 0.23% and 0.18% for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015 and 2014, respectively.

18                         Invesco Diversified Dividend Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2017 through April 30, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$995.90	$3.96	$1,020.83	$4.01	0.80%
C	1,000.00	991.90	7.66	1,017.11	7.75	1.55
R	1,000.00	994.60	5.19	1,019.59	5.26	1.05
Y	1,000.00	997.10	2.72	1,022.07	2.76	0.55
Investor	1,000.00	996.00	3.86	1,020.93	3.91	0.78
R5	1,000.00	997.40	2.48	1,022.32	2.51	0.50
R6	1,000.00	997.30	1.98	1,022.81	2.01	0.40

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2017 through April 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco Diversified Dividend Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your house-hold, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469 Invesco Distributors, Inc. DDI-SAR-1 06202018 1407

Semiannual Report to Shareholders	April 30, 2018

Invesco Summit Fund
Nasdaq:
A: ASMMX ∎ C: CSMMX ∎ P: SMMIX ∎ S: SMMSX ∎ Y: ASMYX ∎ R5: SMITX ∎ R6: SMISX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/17 to 4/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.25%
Class C Shares	4.92
Class P Shares	5.35
Class S Shares	5.38
Class Y Shares	5.41
Class R5 Shares	5.42
Class R6 Shares	5.46
S&P 500 Index▼ (Broad Market Index)	3.82
Russell 1000 Growth Index▼ (Style-Specific Index)	5.68
Lipper Multi-Cap Growth Funds Index∎ (Peer Group Index)	5.71
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Multi-Cap Growth Funds Index is an unmanaged index considered representative of multi-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                       Invesco Summit Fund

Average Annual Total Returns
As of 4/30/18, including maximum applicable sales charges
Class A Shares
Inception (10/31/05)	8.05%
10 Years	7.39
5 Years	13.61
1 Year	12.10

Class C Shares
Inception (10/31/05)	7.73%
10 Years	7.19
5 Years	14.06
1 Year	16.71

Class P Shares
Inception (11/1/82)	9.59%
10 Years	8.16
5 Years	15.08
1 Year	18.74

Class S Shares
10 Years	8.10%
5 Years	15.02
1 Year	18.75

Class Y Shares
10 Years	8.25%
5 Years	15.18
1 Year	18.92

Class R5 Shares
10 Years	8.36%
5 Years	15.27
1 Year	18.93

Class R6 Shares
10 Years	8.03%
5 Years	14.98
1 Year	18.98

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R5 shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Average Annual Total Returns
As of 3/31/18, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	8.04%
10 Years	7.90
5 Years	13.67
1 Year	14.24

Class C Shares
Inception (10/31/05)	7.71%
10 Years	7.70
5 Years	14.11
1 Year	18.96

Class P Shares
Inception (11/1/82)	9.58%
10 Years	8.67
5 Years	15.14
1 Year	20.98

Class S Shares
10 Years	8.62%
5 Years	15.09
1 Year	21.01

Class Y Shares
10 Years	8.77%
5 Years	15.24
1 Year	21.16

Class R5 Shares
10 Years	8.88%
5 Years	15.35
1 Year	21.17

Class R6 Shares
10 Years	8.54%
5 Years	15.02
1 Year	21.16

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares was 1.04%, 1.79%, 0.89%, 0.94%, 0.79%, 0.76% and 0.76%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class P, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or contingent deferred sales charge (CDSC); therefore, returns shown are at net asset value.

    The performance numbers shown do not reflect the creation and sales charges and other fees assessed by the AIM Summit Investors Plans, which were dissolved effective December 8, 2006.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Summit Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Summit Fund

Schedule of Investments(a)

April 30, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.97%
Aerospace & Defense–3.82%
Airbus S.E. (France)	119,238	$13,969,677
Northrop Grumman Corp.	55,963	18,022,325
Raytheon Co.	144,139	29,539,847
Teledyne Technologies Inc.(b)	121,033	22,644,064
		84,175,913

Agricultural & Farm Machinery–0.14%
Deere & Co.	22,705	3,072,668

Air Freight & Logistics–0.20%
FedEx Corp.	17,918	4,429,330

Airlines–0.37%
Southwest Airlines Co.	153,196	8,093,345

Application Software–2.32%
salesforce.com, inc.(b)	422,353	51,100,490

Biotechnology–1.95%
Alexion Pharmaceuticals, Inc.(b)	189,373	22,275,946
Celgene Corp.(b)	236,363	20,587,217
		42,863,163

Cable & Satellite–1.60%
Altice USA, Inc.–Class A(b)(c)	199,681	3,574,290
Charter Communications, Inc.–Class A(b)	80,409	21,814,158
DISH Network Corp.–Class A(b)	295,135	9,901,779
		35,290,227

Commodity Chemicals–0.82%
Westlake Chemical Corp.	168,013	17,972,351

Communications Equipment–0.55%
Palo Alto Networks, Inc.(b)	62,803	12,090,206

Consumer Electronics–1.91%
Sony Corp. (Japan)	853,400	42,027,931

Data Processing & Outsourced Services–7.36%
Mastercard Inc.–Class A	252,025	44,928,497
Visa Inc.–Class A	709,674	90,043,437
Worldpay, Inc.–Class A(b)	334,307	27,152,414
		162,124,348

Diversified Banks–0.54%
Bank of America Corp.	394,114	11,791,891

Diversified Support Services–0.70%
Cintas Corp.	90,850	15,471,755

Electronic Equipment & Instruments–0.57%
Keysight Technologies, Inc.(b)	243,884	12,603,925

Environmental & Facilities Services–1.28%
Waste Connections, Inc.	152,903	11,054,887

	Shares	Value
Environmental & Facilities Services–(continued)
Waste Management, Inc.	209,851	$17,058,788
		28,113,675

Financial Exchanges & Data–1.39%
Intercontinental Exchange, Inc.	272,948	19,777,812
London Stock Exchange Group PLC (United Kingdom)	110,616	6,536,061
S&P Global Inc.	23,280	4,390,608
		30,704,481

General Merchandise Stores–0.20%
Dollar General Corp.	45,231	4,366,148

Health Care Equipment–2.68%
Baxter International Inc.	303,662	21,104,509
Boston Scientific Corp.(b)	726,718	20,871,341
Intuitive Surgical, Inc.(b)	38,874	17,134,882
		59,110,732

Home Entertainment Software–9.02%
Activision Blizzard, Inc.	760,474	50,457,450
Electronic Arts Inc.(b)	481,162	56,767,493
Nintendo Co., Ltd. (Japan)	100,400	42,346,688
Sea Ltd.–ADR (Singapore)(b)	705,027	7,395,733
Take-Two Interactive Software, Inc.(b)	419,672	41,845,495
		198,812,859

Home Improvement Retail–3.35%
Home Depot, Inc. (The)	176,588	32,633,462
Lowe’s Cos., Inc.	500,490	41,255,391
		73,888,853

Hotels, Resorts & Cruise Lines–2.15%
Norwegian Cruise Line Holdings Ltd.(b)	566,664	30,299,524
Royal Caribbean Cruises Ltd.	158,545	17,152,984
		47,452,508

Industrial Gases–0.20%
Praxair, Inc.	29,146	4,445,348

Industrial Machinery–1.12%
Middleby Corp. (The)(b)	122,357	15,397,405
Stanley Black & Decker Inc.	65,611	9,289,861
		24,687,266

Internet & Direct Marketing Retail–10.36%
Amazon.com, Inc.(b)	117,988	184,784,547
Booking Holdings Inc.(b)	14,478	31,533,084
Netflix Inc.(b)	38,042	11,886,603
		228,204,234

Internet Software & Services–14.13%
Alibaba Group Holding Ltd.–ADR (China)(b)	314,915	56,224,924
Alphabet Inc.–Class A(b)	9,412	9,586,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Summit Fund

	Shares	Value
Internet Software & Services–(continued)
Alphabet Inc.–Class C(b)	142,063	$144,524,952
Facebook, Inc.–Class A(b)	587,257	101,008,204
		311,344,955

Investment Banking & Brokerage–1.55%
E*TRADE Financial Corp.(b)	491,534	29,826,283
Lazard Ltd.–Class A	79,544	4,328,785
		34,155,068

Leisure Facilities–0.42%
Six Flags Entertainment Corp.	145,772	9,218,621

Life Sciences Tools & Services–1.58%
PRA Health Sciences, Inc.(b)	211,901	17,411,905
Thermo Fisher Scientific, Inc.	82,568	17,368,179
		34,780,084

Managed Health Care–3.99%
Humana Inc.	57,560	16,933,001
UnitedHealth Group Inc.	299,859	70,886,667
		87,819,668

Movies & Entertainment–1.08%
IMAX Corp.(b)	415,962	9,650,318
Vivendi S.A. (France)(c)	534,990	14,112,247
		23,762,565

Oil & Gas Exploration & Production–1.23%
Cimarex Energy Co.	23,439	2,357,729
Newfield Exploration Co.(b)	80,341	2,394,162
Parsley Energy, Inc.–Class A(b)	536,145	16,100,434
Viper Energy Partners L.P.	219,956	6,334,733
		27,187,058

Oil & Gas Refining & Marketing–0.74%
Andeavor	79,675	11,020,646
Marathon Petroleum Corp.	71,057	5,322,880
		16,343,526

Packaged Foods & Meats–4.51%
Lamb Weston Holdings, Inc.	172,337	11,257,053
Marine Harvest ASA (Norway)	755,294	16,406,131
Mondelez International, Inc.–Class A	829,678	32,772,281
Pinnacle Foods Inc.	91,919	5,551,908
Tyson Foods, Inc.–Class A	476,083	33,373,418
		99,360,791

Personal Products–0.04%
Estee Lauder Cos. Inc. (The)–Class A	5,803	859,366

Pharmaceuticals–1.85%
Allergan PLC	50,451	7,751,796
Zoetis Inc.	394,865	32,963,330
		40,715,126

Regional Banks–0.36%
SVB Financial Group(b)	26,512	7,943,260

	Shares	Value
Research & Consulting Services–0.14%
Equifax Inc.	27,148	$3,041,933

Restaurants–0.30%
Jack in the Box Inc.	36,987	3,317,734
Papa John’s International, Inc.(c)	3,793	235,166
Texas Roadhouse, Inc.	48,333	3,097,179
		6,650,079

Semiconductor Equipment–1.98%
Applied Materials, Inc.	289,795	14,394,118
ASML Holding N.V.–New York Shares (Netherlands)(c)	155,514	29,306,613
		43,700,731

Semiconductors–2.44%
Broadcom Inc.	89,300	20,487,206
Integrated Device Technology, Inc.(b)	888,423	24,724,812
NVIDIA Corp.	38,017	8,550,023
		53,762,041

Soft Drinks–0.01%
Monster Beverage Corp.(b)	4,017	220,935

Specialized Consumer Services–0.46%
Service Corp. International	280,032	10,223,968

Specialized REITs–0.93%
Crown Castle International Corp.	113,836	11,482,637
SBA Communications Corp.–Class A(b)	56,852	9,109,396
		20,592,033

Specialty Chemicals–0.93%
Sherwin-Williams Co. (The)	55,634	20,454,396

Systems Software–2.91%
Microsoft Corp.	567,746	53,095,606
ServiceNow, Inc.(b)	65,988	10,963,246
		64,058,852

Technology Hardware, Storage & Peripherals–2.83%
Apple Inc.	377,580	62,398,871

Trading Companies & Distributors–0.96%
Watsco, Inc.	125,735	21,050,553
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.97% (Cost $1,265,759,616)		2,202,538,127

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.66%
Invesco Government & Agency Portfolio–Institutional Class, 1.61% (Cost $36,560,851)(d)(e)	36,560,851	36,560,851
TOTAL INVESTMENTS IN SECURITIES–101.63% (Cost $1,302,320,467)		2,239,098,978
OTHER ASSETS LESS LIABILITIES–(1.63)%		(36,006,422)
NET ASSETS–100.00%		$2,203,092,556

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Summit Fund

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2018.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2018

Information Technology	44.1%
Consumer Discretionary	21.8
Health Care	12.0
Industrials	8.7
Consumer Staples	4.6
Financials	3.8
Energy	2.0
Materials	2.0
Real Estate	0.9
Money Market Funds Plus Other Assets Less Liabilities	0.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Summit Fund

Statement of Assets and Liabilities

April 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,265,759,616)*	$2,202,538,127
Investments in affiliated money market funds, at value and cost	36,560,851
Foreign currencies, at value (Cost $437,358)	432,219
Receivable for:
Investments sold	1,534,239
Fund shares sold	270,058
Dividends	1,404,984
Investment for trustee deferred compensation and retirement plans	413,716
Other assets	67,699
Total assets	2,243,221,893

Liabilities:
Payable for:
Investments purchased	1,598,218
Collateral upon return of securities loaned	36,560,851
Fund shares reacquired	483,154
Amount due custodian	427,457
Accrued fees to affiliates	527,732
Accrued trustees’ and officers’ fees and benefits	3,515
Accrued other operating expenses	69,624
Trustee deferred compensation and retirement plans	458,786
Total liabilities	40,129,337
Net assets applicable to shares outstanding	$2,203,092,556

Net assets consist of:
Shares of beneficial interest	$1,137,597,183
Undistributed net investment income (loss)	(982,577)
Undistributed net realized gain	129,720,016
Net unrealized appreciation	936,757,934
$2,203,092,556

Net Assets:
Class A	$92,538,725
Class C	$12,358,745
Class P	$2,073,868,768
Class S	$3,479,132
Class Y	$11,288,654
Class R5	$23,377
Class R6	$9,535,155

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	4,531,587
Class C	666,645
Class P	100,172,086
Class S	169,333
Class Y	546,936
Class R5	1,128
Class R6	460,041
Class A:
Net asset value per share	$20.42
Maximum offering price per share
(Net asset value of $20.42 ÷ 94.50%)	$21.61
Class C:
Net asset value and offering price per share	$18.54
Class P:
Net asset value and offering price per share	$20.70
Class S:
Net asset value and offering price per share	$20.55
Class Y:
Net asset value and offering price per share	$20.64
Class R5:
Net asset value and offering price per share	$20.72
Class R6:
Net asset value and offering price per share	$20.73

*	As of April 30, 2018, securities with an aggregate value of $ 35,528,604 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Summit Fund

Statement of Operations

For the six months ended April 30, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $253,654)	$9,094,250
Dividends from affiliated money market funds (includes securities lending income of $58,973)	78,664
Total investment income	9,172,914

Expenses:
Advisory fees	6,989,352
Administrative services fees	233,639
Custodian fees	58,082
Distribution fees:
Class A	107,375
Class B	837
Class C	56,165
Class P	1,041,720
Class S	2,648
Transfer agent fees — A, B, C, P, S and Y	1,039,714
Transfer agent fees — R6	319
Trustees’ and officers’ fees and benefits	24,487
Registration and filing fees	69,354
Reports to shareholders	39,145
Professional services fees	52,079
Other	23,922
Total expenses	9,738,838
Less: Fees waived and expense offset arrangement(s)	(34,167)
Net expenses	9,704,671
Net investment income (loss)	(531,757)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	135,087,165
Foreign currencies	29,082
135,116,247
Change in net unrealized appreciation (depreciation) of:
Investment securities	(19,430,233)
Foreign currencies	(18,991)
(19,449,224)
Net realized and unrealized gain	115,667,023
Net increase in net assets resulting from operations	$115,135,266

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Summit Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	April 30, 2018	October 31, 2017
Operations:
Net investment income (loss)	$(531,757)	$271,005
Net realized gain	135,116,247	75,447,284
Change in net unrealized appreciation (depreciation)	(19,449,224)	426,303,295
Net increase in net assets resulting from operations	115,135,266	502,021,584

Distributions to shareholders from net investment income:
Class P	(228,902)	(1,095,288)
Class S	—	(455)
Class Y	(17,478)	(6,596)
Class R5	(27)	(38)
Class R6	(14)	—
Total distributions from net investment income	(246,421)	(1,102,377)

Distributions to shareholders from net realized gains:
Class A	(2,989,381)	(3,020,626)
Class B	(13,801)	(17,091)
Class C	(469,794)	(305,415)
Class P	(74,383,681)	(101,344,615)
Class S	(128,917)	(189,501)
Class Y	(619,105)	(238,831)
Class R5	(742)	(993)
Class R6	(425)	—
Total distributions from net realized gains	(78,605,846)	(105,117,072)

Share transactions–net:
Class A	13,902,743	14,871,919
Class B	(369,921)	3,229
Class C	2,965,046	3,074,179
Class P	(5,344,767)	(44,084,588)
Class S	(103,343)	(334,883)
Class Y	(3,210,420)	8,572,792
Class R5	2,787	—
Class R6	9,922,093	10,005
Net increase (decrease) in net assets resulting from share transactions	17,764,218	(17,887,347)
Net increase in net assets	54,047,217	377,914,788

Net assets:
Beginning of period	2,149,045,339	1,771,130,551
End of period (includes undistributed net investment income (loss) of $(982,577) and $(204,399), respectively)	$2,203,092,556	$2,149,045,339

Notes to Financial Statements

April 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Summit Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

10                         Invesco Summit Fund

The Fund currently consists of seven different classes of shares: Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6. Class P shares are not sold to members of the general public. Only shareholders who had accounts in the AIM Summit Investors Plans I and AIM Summit Investors Plans II at the close of business on December 8, 2006, may continue to purchase Class P shares as described in the Fund’s prospectus. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class P, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will typically raise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

11                         Invesco Summit Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and

12                         Invesco Summit Fund

the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 million	1.00%
Next $140 million	0.75%
Over $150 million	0.625%

For the six months ended April 30, 2018, the effective advisory fees incurred by the Fund were 0.63%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.85%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 2.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

13                         Invesco Summit Fund

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund on cash which was not reinvested (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2018, the Adviser waived advisory fees of $1,532.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Fund has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C shares, Class P shares and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class B and Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2018, IDI advised the Fund that IDI retained $39,724 in front-end sales commissions from the sale of Class A shares and $252 and $159 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2018, the Fund incurred $18,944 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In a situation where a quoted price or observable input is not available, an unobservable input may be used. For example, when there is little to no market activity for an investment at the end of the period. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended April 30, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,067,139,392	$135,398,735	$—	$2,202,538,127
Money Market Funds	36,560,851	—	—	36,560,851
Total Investments	$2,103,700,243	$135,398,735	$—	$2,239,098,978

14                         Invesco Summit Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $32,635.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any, at the end of the reporting period are shown in the Statement of Assets and Liabilities under the payable caption “Amount due custodian”. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2017.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2018 was $424,917,108 and $481,050,877, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$949,089,216
Aggregate unrealized (depreciation) of investments	(17,626,979)
Net unrealized appreciation of investments	$931,462,237

Cost of investments for tax purposes is $1,307,636,741.

15                         Invesco Summit Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2018		Year ended October 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	1,160,852	$23,760,123	1,616,698	$29,365,182
Class B(a)	796	14,719	14,112	224,817
Class C	316,099	5,898,304	377,457	6,417,661
Class P	747,199	15,415,199	1,741,281	31,130,630
Class S	1,675	34,267	4,783	84,978
Class Y	349,454	7,188,306	633,118	11,532,147
Class R5	135	2,787	—	—
Class R6(b)	489,001	10,542,232	568	10,005

Issued as reinvestment of dividends:
Class A	147,603	2,894,554	173,488	2,779,270
Class B(a)	758	13,577	1,135	16,791
Class C	25,759	460,049	19,988	294,614
Class P	3,694,772	73,415,062	6,231,181	100,945,132
Class S	6,502	128,288	11,806	189,951
Class Y	30,410	602,431	14,223	229,700

Conversion of Class B shares to Class A shares:(c)
Class A	16,457	354,658	10,175	178,740
Class B	(18,081)	(354,658)	(11,042)	(178,740)

Reacquired:
Class A	(643,248)	(13,106,592)	(982,545)	(17,451,273)
Class B(a)	(2,262)	(43,559)	(3,617)	(59,639)
Class C	(181,599)	(3,393,307)	(217,575)	(3,638,096)
Class P	(4,529,235)	(94,175,028)	(9,754,579)	(176,160,350)
Class S	(12,770)	(265,898)	(32,871)	(609,812)
Class Y	(515,268)	(11,001,157)	(179,003)	(3,189,055)
Class R6	(29,528)	(620,139)	—	—
Net increase (decrease) in share activity	1,055,481	$17,764,218	(331,219)	$(17,887,347)

(a)	Class B shares activity for the period November 1, 2017 through January 26, 2018 (date of conversion).
(b)	Commencement date of April 4, 2017.
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

16                         Invesco Summit Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/18	$20.14	$(0.02)	$1.05	$1.03	$—	$(0.75)	$(0.75)	$20.42	5.25%	$92,539	1.02	%(d)	1.02	%(d)	(0.19	)%(d)	19%
Year ended 10/31/17	16.56	(0.02)	4.60	4.58	—	(1.00)	(1.00)	20.14	29.20	77,519	1.04		1.04		(0.13)		31
Year ended 10/31/16	17.59	(0.01)	0.11	0.10	—	(1.13)	(1.13)	16.56	0.81	50,217	1.05		1.05		(0.05)		47
Year ended 10/31/15	18.62	(0.03)	1.44	1.41	—	(2.44)	(2.44)	17.59	8.86	50,349	1.04		1.04		(0.16)		49
Year ended 10/31/14	16.40	(0.03)	2.62	2.59	(0.03)	(0.34)	(0.37)	18.62	16.06	30,382	1.05		1.05		(0.18)		52
Year ended 10/31/13	12.67	0.03	3.72	3.75	(0.02)	—	(0.02)	16.40	29.68	23,025	1.06		1.06		0.20		49
Class B
Six months ended 04/30/18(e)	18.47	(0.04)	1.99	1.95	—	(0.75)	(0.75)	19.67	10.94	—	1.77	(d)	1.77	(d)	(0.94	)(d)	19
Year ended 10/31/17	15.38	(0.14)	4.23	4.09	—	(1.00)	(1.00)	18.47	28.21	347	1.79		1.79		(0.88)		31
Year ended 10/31/16	16.53	(0.12)	0.10	(0.02)	—	(1.13)	(1.13)	15.38	0.09	280	1.80		1.80		(0.80)		47
Year ended 10/31/15	17.77	(0.15)	1.35	1.20	—	(2.44)	(2.44)	16.53	7.20	566	1.79		1.79		(0.91)		49
Year ended 10/31/14	15.76	(0.15)	2.50	2.35	—	(0.34)	(0.34)	17.77	15.19	676	1.80		1.80		(0.93)		52
Year ended 10/31/13	12.25	(0.08)	3.59	3.51	—	—	—	15.76	28.65	831	1.81		1.81		(0.55)		49
Class C
Six months ended 04/30/18	18.41	(0.08)	0.96	0.88	—	(0.75)	(0.75)	18.54	4.92	12,359	1.77	(d)	1.77	(d)	(0.94	)(d)	19
Year ended 10/31/17	15.34	(0.15)	4.22	4.07	—	(1.00)	(1.00)	18.41	28.15	9,325	1.79		1.79		(0.88)		31
Year ended 10/31/16	16.49	(0.12)	0.10	(0.02)	—	(1.13)	(1.13)	15.34	0.09	5,008	1.80		1.80		(0.80)		47
Year ended 10/31/15	17.73	(0.15)	1.35	1.20	—	(2.44)	(2.44)	16.49	8.02	4,855	1.79		1.79		(0.91)		49
Year ended 10/31/14	15.73	(0.16)	2.50	2.34	—	(0.34)	(0.34)	17.73	15.15	2,337	1.80		1.80		(0.93)		52
Year ended 10/31/13	12.22	(0.08)	3.59	3.51	—	—	—	15.73	28.72	2,122	1.81		1.81		(0.55)		49
Class P
Six months ended 04/30/18	20.39	(0.00)	1.06	1.06	(0.00)	(0.75)	(0.75)	20.70	5.35	2,073,869	0.87	(d)	0.87	(d)	(0.04	)(d)	19
Year ended 10/31/17	16.75	0.00	4.65	4.65	(0.01)	(1.00)	(1.01)	20.39	29.32	2,044,421	0.89		0.89		0.02		31
Year ended 10/31/16	17.75	0.02	0.11	0.13	—	(1.13)	(1.13)	16.75	0.98	1,708,869	0.90		0.90		0.10		47
Year ended 10/31/15	18.74	(0.00)	1.45	1.45	—	(2.44)	(2.44)	17.75	9.03	1,821,733	0.89		0.89		(0.01)		49
Year ended 10/31/14	16.50	(0.01)	2.63	2.62	(0.04)	(0.34)	(0.38)	18.74	16.22	1,829,660	0.90		0.90		(0.03)		52
Year ended 10/31/13	12.75	0.05	3.74	3.79	(0.04)	—	(0.04)	16.50	29.84	1,746,339	0.91		0.91		0.35		49
Class S
Six months ended 04/30/18	20.24	(0.01)	1.07	1.06	—	(0.75)	(0.75)	20.55	5.38	3,479	0.92	(d)	0.92	(d)	(0.09	)(d)	19
Year ended 10/31/17	16.63	(0.01)	4.62	4.61	(0.00)	(1.00)	(1.00)	20.24	29.29	3,521	0.94		0.94		(0.03)		31
Year ended 10/31/16	17.64	0.01	0.11	0.12	—	(1.13)	(1.13)	16.63	0.92	3,164	0.95		0.95		0.05		47
Year ended 10/31/15	18.66	(0.01)	1.43	1.42	—	(2.44)	(2.44)	17.64	8.90	3,546	0.94		0.94		(0.06)		49
Year ended 10/31/14	16.43	(0.01)	2.62	2.61	(0.04)	(0.34)	(0.38)	18.66	16.18	3,685	0.95		0.95		(0.08)		52
Year ended 10/31/13	12.70	0.04	3.73	3.77	(0.04)	—	(0.04)	16.43	29.74	4,490	0.96		0.96		0.30		49
Class Y
Six months ended 04/30/18	20.34	0.01	1.06	1.07	(0.02)	(0.75)	(0.77)	20.64	5.41	11,289	0.77	(d)	0.77	(d)	0.06	(d)	19
Year ended 10/31/17	16.71	0.02	4.64	4.66	(0.03)	(1.00)	(1.03)	20.34	29.46	13,881	0.79		0.79		0.12		31
Year ended 10/31/16	17.69	0.03	0.12	0.15	—	(1.13)	(1.13)	16.71	1.10	3,576	0.80		0.80		0.20		47
Year ended 10/31/15	18.67	0.02	1.44	1.46	—	(2.44)	(2.44)	17.69	9.13	2,170	0.79		0.79		0.09		49
Year ended 10/31/14	16.45	0.01	2.61	2.62	(0.06)	(0.34)	(0.40)	18.67	16.23	699	0.80		0.80		0.07		52
Year ended 10/31/13	12.72	0.06	3.73	3.79	(0.06)	—	(0.06)	16.45	29.90	514	0.81		0.81		0.45		49
Class R5
Six months ended 04/30/18	20.42	0.01	1.06	1.07	(0.02)	(0.75)	(0.77)	20.72	5.42	23	0.69	(d)	0.69	(d)	0.14	(d)	19
Year ended 10/31/17	16.77	0.03	4.66	4.69	(0.04)	(1.00)	(1.04)	20.42	29.56	20	0.76		0.76		0.15		31
Year ended 10/31/16	17.75	0.04	0.11	0.15	—	(1.13)	(1.13)	16.77	1.10	17	0.74		0.74		0.26		47
Year ended 10/31/15	18.71	0.04	1.44	1.48	—	(2.44)	(2.44)	17.75	9.24	18	0.68		0.68		0.20		49
Year ended 10/31/14	16.46	0.03	2.63	2.66	(0.07)	(0.34)	(0.41)	18.71	16.50	541	0.69		0.69		0.18		52
Year ended 10/31/13	12.73	0.08	3.72	3.80	(0.07)	—	(0.07)	16.46	30.05	114	0.71		0.71		0.55		49
Class R6
Six months ended 04/30/18	20.42	0.01	1.07	1.08	(0.02)	(0.75)	(0.77)	20.73	5.46	9,535	0.69	(d)	0.69	(d)	0.14	(d)	19
Year ended 10/31/17(f)	17.61	0.01	2.80	2.81	—	—	—	20.42	15.96	12	0.77	(g)	0.77	(g)	0.14	(g)	31

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $86,611, $351, $11,326, $2,100,706, $3,560, $13,749, $21 and $4,987 for Class A, Class B, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Reflects activity for the period November 1, 2017 through January 26, 2018 (the date of conversion).
(f)	Commencement date of April 4, 2017.
(g)	Annualized.

17                         Invesco Summit Fund

Calculating Your Ongoing Fund Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2017 through April 30, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,052.50	$5.19	$1,019.74	$5.11	1.02%
C	1,000.00	1,049.20	8.99	1,016.02	8.85	1.77
P	1,000.00	1,053.50	4.43	1,020.48	4.36	0.87
S	1,000.00	1,053.80	4.68	1,020.23	4.61	0.92
Y	1,000.00	1,054.10	3.92	1,020.98	3.86	0.77
R5	1,000.00	1,054.20	3.51	1,021.37	3.46	0.69
R6	1,000.00	1,054.60	3.52	1,021.37	3.46	0.69

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2017 through April 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco Summit Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds.

Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469 Invesco Distributors, Inc. SUM-SAR-1 06142018 0952

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the

Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of May 18, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 18, 2018, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 9, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 9, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 9, 2018

EXHIBIT INDEX

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.